RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 2 - RELATED PARTY TRANSACTIONS

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DUE FROM OTHERS - RELATED PARTY

During the nine months ended  September 30, 2013, the Company  advanced funds to two of its affiliates and at September 30, 2013 the Company is owed $119,809.

ACCRUED LIABILITIES AND NOTES PAYABLE - RELATED PARTY

During the nine months ended  September 30, 2013, the Company was advanced funds from one of its members of the Board of Directors ("Board Member"),  who is also a member of Tin Cup LLC and at September 30, 2013 the Company owes $209,520. See

Note 4 - Disposal  Group Held for Sale. In addition,  at September 30, 2013, the

Company  owes the Board  Member  $8,065 for  accrued  revenues  from oil and gas production.  Also, during September 2013, the Company borrowed $300,000 in funds from both an officer of the Company and the Board  Member and at  September  30,

2013 the Company owes  $600,000.  See Note 10 - Secured  Convertible  Promissory

Notes.

At December 31,  2012,  the Company owed an affiliate of an officer and director of the Company a total of $15,000 in fees for services rendered.

SHARES FOR SERVICES

During the nine months ended  September  30, 2013, a former member and a current member of the Board of Directors  were issued  200,000  shares of the  Company's common  stock in  exchange  for  services  in the amount of $17,600 or at a fair value of $0.088 per share.

In March 2012, the Company issued  5,325,000  shares of its common shares to its members of the Board of  Directors  and officers in exchange for services in the amount of $5,325 or at a fair value of $0.001 per share.

CONSULTING SERVICES

During the nine months  ended  September  30, 2013 and for the period  March 28,

2012  (inception)  through  September  30,  2012,  the  Company  paid two of its officers and  directors  $188,361 and $40,684,  respectively  in fees as part of consulting arrangements approved by the Board of Directors.

During the nine months ended  September 30, 2013,  the Company paid an affiliate of one of its  directors  $55,000  in fees as  part  of a  consulting  agreement approved by the Board of Directors.

During the period March 28, 2012  (inception)  through  December  31, 2012,  the

Company  paid three of its officers  and  directors  $180,892 in fees as part of consulting arrangements approved by the Board of Directors.

LIMITED LIABILITY COMPANIES

The Company is the manager of Three Forks No 1 LLC, a Colorado limited liability company.  See Note 1 - Summary of  Significant  Accounting  Policies  "Nature of

Operations and Organization" and Note 9 - Management Agreement.

Certain  officers  and  members of the Board of  Directors  of the  Company  are members of Tin Cup LLC, a Colorado  limited  liability  company and at September

30,  2013,  Tin Cup LLC is owed  $250,000.  See  Note 10 -  Secured  Convertible

Promissory Notes.